Investment Strategy - BNY Mellon Equity Income Fund	May 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund seeks to focus on dividend-paying stocks and other investments that provide income. The fund's sub-adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund may invest in stocks with either value or growth characteristics. The fund's investment process is designed to provide investors with broad exposure to the investment characteristics and different sectors of the S&P 500® Index with an emphasis on higher dividend-paying stocks within each market segment.

In selecting securities, the fund's sub-adviser first uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

●  value, or how a stock is priced relative to its perceived intrinsic worth

●  growth, in this case the sustainability or growth of earnings

●  financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the fund's sub-adviser generally selects the most attractive of the higher ranked securities and manages risk by diversifying the fund's holdings across companies and industries. The fund also may invest in low- or non-dividend-paying companies that may not have been identified by the model discussed above, if the fund's sub-adviser believes such investment will manage portfolio risk or have the potential for dividend payments in the future.

The fund's sub-adviser monitors the holdings in the fund's portfolio, and considers selling a security held by the fund if the company's relative attractiveness deteriorates or if valuation becomes excessive. The fund also may sell a security if an event occurs that contradicts the sub-adviser's rationale for purchasing it, such as deterioration in the company's fundamentals. In addition, the fund may sell a security if the sub-adviser believes better investment opportunities emerge elsewhere.